Capital Stock - Changes in Issued and Outstanding Common Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	528,802,322
Exercised during the year, Number	402,000	945,000	417,000
Sale of Treasury Shares, Number	0	(6,032,719)
Capital stock outstanding, Shares, Ending Balance		528,802,322
Common Stock, Amount [Roll Forward]
Exercise of stock options	$ 3	$ 6	$ 3
Stock-based compensation	60	50	68
Income tax deficiency from share-based compensation	(1)		(13)
Income tax benefit from share-based compensation		$ 8
Purchase of treasury stock			$ 16
Employee share purchase plan	$ 1
Document Period End Date	Feb. 29, 2016
Treasury Stock [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	0	7,660,000	9,020,000
Purchase of treasury stock			1,641,000
Sale of Treasury Shares, Number		(6,033,000)
Treasury shares released for RSU settlements		(1,627,000)	(3,001,000)
Capital stock outstanding, Shares, Ending Balance	0	0	7,660,000
Common Stock, Amount [Roll Forward]
Capital stock outstanding, Value, Beginning Balance	$ 0	$ (179)	$ (234)
Purchase of treasury stock			(16)
Sale of Treasury Stock		141
Treasury share released for RSU settlements		38	71
Capital stock outstanding, Value, Ending Balance	$ 0	0	$ (179)
Retained Earnings [Member]
Common Stock, Amount [Roll Forward]
Sale of treasury stock, recorded against retained earnings		$ (80)
Capital Stock and Additional Paid-In Capital [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	528,802,000	526,552,000	524,160,000
Exercised during the year, Number	402,000	945,000	417,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	4,320,000	1,305,000	1,975,000
Stock Repurchased and Retired During Period, Shares	(12,607,000)
Common shares issued for employee share purchase plan	183,000
Common shares issued on the redemption of deferred share units	72,000
Capital stock outstanding, Shares, Ending Balance	521,172,000	528,802,000	526,552,000
Common Stock, Amount [Roll Forward]
Capital stock outstanding, Value, Beginning Balance	$ (2,444)	$ (2,418)	$ (2,431)
Exercise of stock options	3	6	3
Stock-based compensation	60	50	68
Income tax deficiency from share-based compensation	(1)		(13)
Income tax benefit from share-based compensation		8
Treasury share released for RSU settlements		(38)	(71)
Share repurchases	(59)
Employee share purchase plan	1
Capital stock outstanding, Value, Ending Balance	$ (2,448)	$ (2,444)	$ (2,418)